Consolidated Statement of Profit or Loss and Other Comprehensive Income / (Loss) - CHF (SFr)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Research and development	SFr (3,325,281)	SFr (6,689,589)	SFr (19,210,842)
General and administrative	(3,933,863)	(4,264,534)	(5,150,409)
Operating loss	(7,259,144)	(10,954,123)	(24,361,251)
Interest income	17,882		53,570
Interest expense	(28,628)	(1,070,177)	(1,640,394)
Foreign currency exchange loss, net	(219,573)	(139,870)	(824,592)
Revaluation gain from derivative financial instruments	663,725	1,350,071	3,372,186
Transaction costs		(520,125)	(1,026,766)
Loss before tax	(6,825,738)	(11,334,224)	(24,427,247)
Income tax gain/(loss)	193,837	(162,177)	17,773
Net loss attributable to owners of the Company	(6,631,901)	(11,496,401)	(24,409,474)
Items that will never be reclassified to profit or loss
Remeasurements of defined benefit liability, net of taxes of CHF 0	(72,010)	1,277,192	271,980
Items that are or may be reclassified to profit or loss
Foreign currency translation differences, net of taxes of CHF 0	16,446	(10,964)	50,497
Other comprehensive income/(loss), net of taxes of CHF 0	(55,564)	1,266,228	322,477
Total comprehensive loss attributable to owners of the Company	SFr (6,687,465)	SFr (10,230,173)	SFr (24,086,997)
Basic and diluted loss per share	SFr (2.28)	SFr (14.46)	SFr (111.61)